Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity SAI Alternative Risk Premia Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Strategy Fund
Trading Symbol	FRPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Strategy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Strategy Fund	$ 49	0.50%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, the fund, which provides currency exposure through investments in various alternative risk premia factors, underperformed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The portfolio's exposure to sentiment strategies was the largest detractor versus the benchmark for the fiscal year, especially long positions in the U.S. dollar in an environment of sustained weakness in the currency.
•Elsewhere, the fund's investment in intraday currency strategies hurt, primarily due to fundamental and sustained shifts in intraday currency behavior.
•In contrast, long exposure to currencies deemed to be undervalued versus their fair value, as measured by purchasing-power parity, and short positions in currencies considered overvalued by the same measure contributed most to relative performance.
•Late in the reporting period, the fund benefited from selling volatility via options on emerging-markets currencies, while also taking advantage of mean-reverting behavior in certain currency cross positions.
•Lastly, carry trade investments, particularly those focused on emerging markets, fared well and generated a strong result, especially in the first half of 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Strategy Fund $10,000 $10,091 $9,611 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,338 $10,815 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 $10,558 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Alternative Risk Premia Strategy Fund -4.76% -2.40% Bloomberg US 3 Month Treasury Bellwether Index 4.62% 4.93% Bloomberg U.S. Aggregate Bond Index 3.38% 3.39% A From December 14, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 42,554,154
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 209,485
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$42,554,154
Number of Holdings	10
Total Advisory Fee	$209,485
Portfolio Turnover	0%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 669.6 Swaps 87.0 Short-Term Investments and Net Other Assets (Liabilities) 13.0 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 87.0 Short-Term Investments and Net Other Assets (Liabilities) - 13.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 89.8 89.8
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Class Name	Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund
Trading Symbol	FRPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2025, the fund, which provides exposure to commodities through investments in various alternative risk premia factors, outperformed its benchmark, the Bloomberg U.S. 3-Month Treasury Bellwether Index.
•The largest contributor to performance versus the benchmark for the fiscal year was the congestion/liquidity strategy, which benefited from dynamic positioning across the curve, as well as intramonth timing (pre-roll versus post-roll).
•Value-oriented strategies that seek to capture mean reversion in time spreads were aided by long spread positions in Brent and West Texas Intermediate crude, both of which rallied amid military conflict in the Middle East.
•Fundamentals-based trend strategies helped relative performance, given their long positioning in soybean oil, which rallied in the first quarter of 2025, as well as positions in certain softs, including cotton.
•In contrast, the portfolio's price-trend-following strategy was the largest relative detractor, as whipsawing market patterns in energy, grains and metals prevented trends from persisting.
•Lastly, an allocation to a curve carry strategy hurt in the first half of the reporting period, due to weather-related factors and an unusually cold winter, before delivering positive performance from January through midyear.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 14, 2023 through July 31, 2025. Initial investment of $10,000. Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund $10,000 $9,870 $10,574 Bloomberg U.S. 3-Month Treasury Bellwether Index $10,000 $10,338 $10,815 Bloomberg U.S. Aggregate Bond Index $10,000 $10,212 $10,558 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund 7.13% 3.48% Bloomberg U.S. 3-Month Treasury Bellwether Index 4.62% 4.93% Bloomberg U.S. Aggregate Bond Index 3.38% 3.39% A From December 14, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 83,150,564
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 400,559
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$83,150,564
Number of Holdings	12
Total Advisory Fee	$400,559
Portfolio Turnover	0%

Holdings [Text Block]	Agriculture 28.7 Energy 28.3 Precious Metals 22.5 Industrial Metals 14.7 Livestock 5.8 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Agriculture - 28.7 Energy - 28.3 Precious Metals - 22.5 Industrial Metals - 14.7 Livestock - 5.8 DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 483.0 Swaps 82.8 Short-Term Investments and Net Other Assets (Liabilities) 17.2 ASSET ALLOCATION (% of Fund's Total Exposure) Swaps - 82.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.2